Commitments and Contingencies (Details)	Jun. 30, 2015 USD ($)
Total	$ 15,945
Fulton California Facility [Member]
2016	257,458
2017	181,224
2018	190,386
2019	196,120
2020	202,006
Thereafter	422,347
Total	$ 1,449,541